RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - By segment (Details) - COP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade receivables		$ 709,778
Contribution Segmentation
Disclosure of financial assets [line items]
Trade receivables		71,903
Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables		444,657
Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables		139,172
Other Accounts Receivable Segmentation
Disclosure of financial assets [line items]
Trade receivables		54,046
Trade receivables / other accounts receivable
Disclosure of financial assets [line items]
Trade receivables	$ 1,076,972
Trade receivables / other accounts receivable | Contribution Segmentation
Disclosure of financial assets [line items]
Trade receivables	99,852
Trade receivables / other accounts receivable | Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables	633,633
Trade receivables / other accounts receivable | Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables	134,018
Trade receivables / other accounts receivable | Other Accounts Receivable Segmentation
Disclosure of financial assets [line items]
Trade receivables	209,469
12-month ECL
Disclosure of financial assets [line items]
Trade receivables		395,849
12-month ECL | Contribution Segmentation
Disclosure of financial assets [line items]
Trade receivables		71,903
12-month ECL | Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables		232,445
12-month ECL | Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables		37,455
12-month ECL | Other Accounts Receivable Segmentation
Disclosure of financial assets [line items]
Trade receivables		54,046
12-month ECL | Trade receivables / other accounts receivable
Disclosure of financial assets [line items]
Trade receivables	830,995
12-month ECL | Trade receivables / other accounts receivable | Contribution Segmentation
Disclosure of financial assets [line items]
Trade receivables	99,852
12-month ECL | Trade receivables / other accounts receivable | Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables	459,012
12-month ECL | Trade receivables / other accounts receivable | Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables	62,662
12-month ECL | Trade receivables / other accounts receivable | Other Accounts Receivable Segmentation
Disclosure of financial assets [line items]
Trade receivables	209,469
Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Trade receivables		138,082
Lifetime ECL | Not credit-impaired | Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables		134,519
Lifetime ECL | Not credit-impaired | Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables		3,563
Lifetime ECL | Credit-impaired
Disclosure of financial assets [line items]
Trade receivables		175,847
Lifetime ECL | Credit-impaired | Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables		77,693
Lifetime ECL | Credit-impaired | Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables		$ 98,154
Lifetime ECL | Trade receivables / other accounts receivable | Not credit-impaired
Disclosure of financial assets [line items]
Trade receivables	132,474
Lifetime ECL | Trade receivables / other accounts receivable | Not credit-impaired | Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables	128,455
Lifetime ECL | Trade receivables / other accounts receivable | Not credit-impaired | Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables	4,019
Lifetime ECL | Trade receivables / other accounts receivable | Credit-impaired
Disclosure of financial assets [line items]
Trade receivables	113,503
Lifetime ECL | Trade receivables / other accounts receivable | Credit-impaired | Gas Segmentation
Disclosure of financial assets [line items]
Trade receivables	46,166
Lifetime ECL | Trade receivables / other accounts receivable | Credit-impaired | Energy Segmentation
Disclosure of financial assets [line items]
Trade receivables	$ 67,337